Retirement And Other Benefit Plans - Changes in Fair Value of Plan Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2015	Feb. 01, 2014
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Balance, beginning of year	$ 356,320	$ 336,445
Actual return on plan assets	79,986	30,628
Defined Benefit Plan, Contributions by Employer	206	331
Plan participants’ contribution	12	12
Benefits paid	(11,814)	(11,107)
Foreign exchange rate changes	(1,176)	11
Balance, end of year	423,534	356,320
Pension Benefits | Unallocated insurance contract
Defined Benefit Plan Disclosure [Line Items]
Balance, beginning of year	82
Balance, end of year	89	82
Pension Benefits | Alternative investment fund
Defined Benefit Plan Disclosure [Line Items]
Balance, end of year	10,733
Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Balance, beginning of year	0	0
Actual return on plan assets	0	0
Defined Benefit Plan, Contributions by Employer	139	88
Plan participants’ contribution	4	19
Benefits paid	(143)	(107)
Foreign exchange rate changes	0	0
Balance, end of year	0	0
Level 3 | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Balance, beginning of year	468
Balance, end of year	89	468
Level 3 | Pension Benefits | Unallocated insurance contract
Defined Benefit Plan Disclosure [Line Items]
Balance, beginning of year	82
Balance, end of year	89	$ 82
Level 3 | Pension Benefits | Alternative investment fund
Defined Benefit Plan Disclosure [Line Items]
Balance, end of year	$ 0